WARRANT LIABILITY (Details 1) - Warrants [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Outstanding and exercisable underlying shares, Beginning	10,778,061	10,778,061	3,602,215
Warrants Issued, underlying shares	464,122	464,122	7,175,846
Warrants Expired, underlying shares	(3,602,215)	(3,602,215)
Outstanding and exercisable underlying shares, Ending	7,639,968	7,639,968	10,778,061
Outstanding and exercisable Weighted Average Exercise Price, Beginning | $ / shares	$ 1.20		$ 1.99
Warrants Issued, Weighted Average Exercise Price | (per share)		$ 0.85	0.80
Warrants Expired, Weighted Average Exercise Price | $ / shares	1.99
Outstanding and exercisable Weighted Average Exercise Price, Ending | $ / shares	$ 0.79		$ 1.20